Long-Term Debt And Lines Of Credit (Financial Debt Covenants) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Minimum [Member]
Debt Instrument [Line Items]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	1.00
Leverage Ratio (Consolidated Indebtedness Consolidated Adj. EBITDA), Chemed	0.63
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	1.00
Maximum [Member]
Debt Instrument [Line Items]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	3.50
Leverage Ratio (Consolidated Indebtedness Consolidated Adj. EBITDA), Chemed	1.00
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.50
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	2.18
Annual Operating Lease Commitment, Requirement	$ 50.0
Annual Operating Lease Commitment, Chemed	$ 21.1